Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	SCT Total Compensation for PEO (Mr. Kern)	CAP to PEO (Mr. Kern)(4)	Average SCT Total for Non-PEO NEOs(1)	Average CAP to Non-PEO NEOs(1)(4)	Total Share-holder Return(2)	Peer Group Total Share-holder Return(2)	Net Income (millions)	Stock Price Performance(3)

2023	$1,009,900	$158,967,169	$4,998,441	$13,084,343	$140.92	$118.93	$688	73%
2022	$1,094,473	($235,842,293)	$7,743,883	($6,052,486)	$81.33	$81.50	$343	(52)%
2021	$296,247,749	$382,114,030	$5,343,670	$16,835,835	$167.78	$134.41	$15	36%
2020	$4,200,686	$9,448,369	$3,143,963	$10,476,047	$122.92	$137.32	($2,728)	22%

Named Executive Officers, Footnote	Non-PEO NEOs. For 2020 and 2021, the Non-PEO NEOs were Messrs. Diller, Hart, Dzielak, and Soliday. For 2022, the Non-PEO NEOs were the same executives, plus Ms. Whalen. For 2023, the Non-PEO NEOs were Messrs. Diller, Dzielak, and Soliday and Ms. Whalen.
PEO Total Compensation Amount	$ 1,009,900	$ 1,094,473	$ 296,247,749	$ 4,200,686
PEO Actually Paid Compensation Amount	$ 158,967,169	(235,842,293)	382,114,030	9,448,369
Adjustment To PEO Compensation, Footnote
Mr. Kern (PEO) — Reconciliation of SCT Total to CAP Total

Year	SCT Total Compensation	-	Grant Date Fair Value of Awards Granted During Year(i)	+	Value of Equity Calculated Using SEC Specified Methodology(ii)(iii)	=	CAP Total

2023	$1,009,900	(-)	—	(+)	$157,957,269	(=)	$158,967,169
2022	$1,094,473	(-)	—	(+)	$(236,936,766)	(=)	$(235,842,293)
2021	$296,247,749	(-)	$294,567,250	(+)	$380,433,531	(=)	$382,114,030
2020	$4,200,686	(-)	$4,047,285	(+)	$9,294,968	(=)	$9,448,369
Represents the value of equity calculated according to the SEC’s specified CAP methodology. As described above, when calculating CAP for Mr. Kern (PEO) and the average CAP for the Non-PEO NEO’s as a group, the value of included equity is calculated by adding or subtracting the various items reflected in the following tables:
Mr. Kern (PEO) — CAP Fair Value of Equity Calculation

Year	YE Value of Current Year Awards Outstanding as of YE	+	Change in Value as of YE for Prior Year Awards Outstanding as of YE	+	Change in Value as of Vesting Date for Prior Awards That Vested During the Year	+	Value as of Vesting Date for Current Year Awards That Vested During the Year	-	Value as of Prior YE for Prior Year Awards Forfeited During the Year	+	Incremental Value of Prior Year Awards Modified During the Year	=	Value of Equity for CAP Purposes

2023	$0	(+)	$157,816,927	(+)	$140,341	(+)	$0	(-)	$0	(+)	$0	(=)	$157,957,269
2022	$0	(+)	($227,925,560)	(+)	$24,793	(+)	$0	(-)	$9,036,000	(+)	$0	(=)	($236,936,766)
2021	$372,605,848	(+)	$6,049,939	(+)	$1,777,744	(+)	$0	(-)	$0	(+)	$0	(=)	$380,433,531
2020	$6,868,968	(+)	$2,426,000	(+)	$0	(+)	$0	(-)	$0	(+)	$0	(=)	$9,294,968

Non-PEO NEO Average Total Compensation Amount	$ 4,998,441	7,743,883	5,343,670	3,143,963
Non-PEO NEO Average Compensation Actually Paid Amount	$ 13,084,343	(6,052,486)	16,835,835	10,476,047
Adjustment to Non-PEO NEO Compensation Footnote
Non-PEO NEOs (Average) — Reconciliation of SCT Total to CAP Total

Year	Avg. SCT Total Compensation	-	Avg. Grant Date Fair Value of Awards Granted During Year(i)	+	Avg. Value of Equity Calculated Using SEC Specified Methodology(ii)(iii)	=	Avg. CAP Total

2023	$4,998,441	(-)	$4,080,561	(+)	$12,166,462	(=)	$13,084,343
2022	$7,743,883	(-)	$6,687,118	(+)	($7,109,251)	(=)	($6,052,486)
2021	$5,343,670	(-)	$4,535,765	(+)	$16,027,929	(=)	$16,835,835
2020	$3,143,963	(-)	$2,427,918	(+)	$9,760,002	(=)	$10,476,047

Year	Avg. YE Value of Current Year Awards Outstanding as of YE	+	Avg. Change in Value as of YE for Prior Year Awards Outstanding as of YE	+	Avg. Change in Value as of Vesting Date for Prior Awards That Vested During the Year	+	Avg. Value as of Vesting Date for Current Year Awards That Vested During the Year	-	Avg. Value as of Prior YE for Prior Year Awards Forfeited During the Year	+	Avg. Incremental Value of Prior Year Awards Modified During the Year	=	Avg. Value of Equity for CAP Purposes

2023	$6,497,811	(+)	$4,888,201	(+)	$300,989	(+)	$599,907	(-)	$120,445	(+)	$0	(=)	$12,166,462
2022	$3,679,422	(+)	($9,950,340)	(+)	($562,349)	(+)	$315,002	(-)	$596,921	(+)	$5,934	(=)	($7,109,251)
2021	$4,753,322	(+)	$6,690,022	(+)	$3,996,658	(+)	$587,928	(-)	$0	(+)	$0	(=)	$16,027,929
2020	$2,917,833	(+)	$7,540,466	(+)	($1,141,316)	(+)	$0	(-)	$0	(+)	$443,018	(=)	$9,760,002
(iii) Equity valuation assumptions: Time-vested stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of the grant date. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Market-based restricted share units, market-based stock options, and market-based performance share units grant date fair values are calculated based on Monte Carlo simulations as of the grant date. Adjustments have been made to the inputs of Monte Carlo simulations using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Time-vested restricted share unit grant date fair values are calculated using the stock price as of the grant date. Adjustments have been made using the stock price as of year-end and as of each vest date.

Equity Valuation Assumption Difference, Footnote
(iii) Equity valuation assumptions: Time-vested stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of the grant date. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Market-based restricted share units, market-based stock options, and market-based performance share units grant date fair values are calculated based on Monte Carlo simulations as of the grant date. Adjustments have been made to the inputs of Monte Carlo simulations using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Time-vested restricted share unit grant date fair values are calculated using the stock price as of the grant date. Adjustments have been made using the stock price as of year-end and as of each vest date.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

2023 Most Important Measures

Stock Price Performance
Adjusted EBITDA
Operational Efficiency

Total Shareholder Return Amount	$ 140.92	81.33	167.78	122.92
Peer Group Total Shareholder Return Amount	118.93	81.50	134.41	137.32
Net Income (Loss)	$ 688,000,000	$ 343,000,000	$ 15,000,000	$ (2,728,000,000)
Company Selected Measure Amount	0.73	(0.52)	0.36	0.22
Additional 402(v) Disclosure	Value of fixed investments methodology. Assumes a hypothetical $100 investment on December 31, 2019 and reflects the cumulative total return to holders of Expedia Group’s common stock and the cumulative total returns of the RDG (Research Data Group) Internet Composite Index, which is the industry peer group included in the Stock Performance Graph in our Annual Report on Form 10-K for the year December 31, 2023.
(3)Stock Price Performance. Reflected as a percentage calculated by dividing the difference between (i) the closing price of one share of Expedia Group common stock on the last trading day of the applicable fiscal year and (ii) the price on the last trading day of the prior fiscal year, by the closing price of the share on the last trading day of the prior fiscal year.
(4)Compensation Actually Paid (CAP). The dollar amounts reported represent the amount of “compensation actually paid” ("CAP"), as computed in accordance with SEC rules and do not reflect the actual amount of compensation earned or received by or paid to our named executive officers during the applicable fiscal year. To calculate CAP in accordance with SEC rules, the following amounts were deducted from, and added to, the applicable SCT totals:
	Represents the amounts reported in the Stock Awards and Option Awards columns of the SCT for the applicable fiscal year. As described above with regard to the SEC’s definitions, when calculating CAP these amounts are first deducted from the SCT Total for the relevant fiscal year.
Measure:: 1
Pay vs Performance Disclosure
Name	Stock Price Performance
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Operational Efficiency
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 294,567,250	$ 4,047,285
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	157,957,269	(236,936,766)	380,433,531	9,294,968
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	372,605,848	6,868,968
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	157,816,927	(227,925,560)	6,049,939	2,426,000
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	140,341	24,793	1,777,744	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	9,036,000	0	0
PEO | Equity Awards Modified During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,080,561	6,687,118	4,535,765	2,427,918
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,166,462	(7,109,251)	16,027,929	9,760,002
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,497,811	3,679,422	4,753,322	2,917,833
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,888,201	(9,950,340)	6,690,022	7,540,466
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	599,907	315,002	587,928	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	300,989	(562,349)	3,996,658	(1,141,316)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	120,445	596,921	0	0
Non-PEO NEO | Equity Awards Modified During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 5,934	$ 0	$ 443,018